SHARE CAPITAL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Common shares issued and fully paid	697,216,453	591,997,138
Stock options granted	11,350,000	7,750,000
Stock options aggregate fair value	$ 1,500,411	$ 1,550,000
Unvested stock options	5,525,000	6,565,625
Unvested stock options fair value	$ 402,000	$ 392,000